Revenues and Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 58,222	$ 39,169	$ 96,715	$ 68,105	$ 46,486
Long-lived assets	3,558		2,686	2,017
UNITED STATES
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	42,555	29,002	71,666	48,323	33,812
Long-lived assets	3,343		2,539	1,950
Rest of Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,079	2,901	5,729	3,959	1,881
Europe, Middle East and Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,095	4,757	13,373	10,370	6,889
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,493	2,509	5,947	5,453	3,904
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Long-lived assets	$ 215		$ 147	$ 67